Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies
Significant Accounting Policies

2.         Significant Accounting policies:

Adoption of IFRS

These financial statements have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting ("IAS 34") as issued by the International Accounting Standards Board ("IASB"). The Company has adopted IFRS effective January 1, 2011. The Company's transition date is January 1, 2010, (the "transition date") and the opening balance sheet has been prepared in accordance with IFRS. These financial statements have been prepared in accordance with the accounting policies described in Note 2.

Consolidation principles

The Company's financial statements include the accounts of Atna and its consolidated subsidiaries: wholly-owned subsidiaries are: Canyon Resources Corporation; Atna Resources, Inc.; CR Briggs Corporation; CR Reward Corporation; CR Kendall Corporation and CR Montana Corporation. All intercompany balances and transactions have been eliminated in the financial statements. The Company consolidates subsidiaries where it has control. Control is achieved when the Company has the ability to exercise control over the decisions of the entity through voting rights or other agreements. The financial statements have been prepared in United States dollars, except for certain note disclosures that are reported in Canadian dollars.

Joint Ventures: A joint venture is a business agreement in which parties agree to develop, for a finite time, a new entity and new assets by contributing equity. The joint venture partners exercise joint control, based on the terms of the agreement, over the entity ("JCE") or the assets ("JCA") of the entity. A JCE is a joint venture that establishes a jointly controlled entity that shares the entity's net operating results. JCEs are accounted for using the equity method of accounting. A JCA is a joint venture where the partners jointly control the assets contributed, share proportionately in production and no entity has been established. JCAs are accounted for using proportionate consolidation of the balance sheet, operations and cash flows.

Segment Reporting

The Company currently does not provide segment reporting. The Company's Chief Executive Officer ("CEO") is the primary strategic decision maker for the Company. The CEO currently makes strategic decisions based on the consolidated results of the Company. The Company has one operating mine which provides the bulk of the operating cash flows for sustaining the Company's other operations. It is anticipated that when the Company has multiple operating mines that each mining operation would form separate reporting segments.

Management estimates and assumptions

Certain amounts included in or affecting the Company's financial statements and related disclosures must be estimated, requiring that certain assumptions be made with respect to values or conditions that cannot be made with certainty at the time the financial statements are prepared. Therefore, the reported amounts of the Company's assets and liabilities, revenues and expenses, and associated disclosures with respect to contingent assets and obligations are necessarily affected by these estimates. The Company evaluates these estimates on an ongoing basis, utilizing historical experience, consultation with experts, and other methods considered reasonable in the particular circumstances. Nevertheless, actual results may differ significantly from the Company's estimates. The more significant areas requiring the use of management estimates and assumptions relate to  mineral reserves that are the basis for future cash flow estimates and units-of-production amortization determination; determination of deferred stripping costs related to development and production operations at Briggs; completion of technical and feasibility studies, calculation of gold inventory, recoverability and timing of gold production from the heap leach process; environmental, reclamation and closure obligations; asset impairments (including estimates of future cash flows); fair value of share-based compensation; fair value of financial instruments and nonmonetary transactions; valuation allowances for future tax assets; future tax liabilities; contingencies and litigation.

Inventories

Inventory classifications include stockpiled gold ore, gold-in-process, gold in doré (finished goods) and materials and supplies inventory. The company's inventories are recorded at the lower of weighted average cost or market. The stated values of all gold inventories include direct production costs and applicable overhead and depreciation, depletion and amortization incurred to bring the gold to its current point in the production cycle. General and administrative costs for the corporate office are not included in any inventories. Writedowns of inventory are reported in current period costs. Writedowns of inventory on hand are reversed in the event that there is a subsequent increase in net realizable value.

Stockpiled ore represents gold ore that has been extracted from the mine and is waiting for crusher processing. Gold-in-process inventory represents material that is currently being treated on the leach pad and in the gold processing plant to extract the contained gold and to transform it into a saleable product. Finished goods inventory is composed of saleable gold in the form of doré bars that have been poured and shipped but where title has not passed to the buyer.

Materials and supplies inventories consist mostly of equipment parts, fuel and lubricants and reagents consumed in the mining and ore processing activities.

Exploration expenditures

The following schedule provides details of the Company's exploration expenditures for the periods ended June 30:

	Three months ended		Six months ended
	2011	2010	2011	2010
Exploration expenditures:
Briggs	$ 365,400	$ 34,300	$ 623,800	$ 70,800
Pinson	61,600	113,800	115,200	336,600
Reward	76,800	-	76,800	-
Columbia	10,400	48,500	22,400	63,800
Clover	-	-	-	65,000
Other	53,500	34,400	55,700	37,700

Total exploration expenditures	567,700	231,000	893,900	573,900

Less: Capitalized Briggs drilling and
related expenditures	348,600	-	603,000	-

Exploration expense on statement of operations	$ 219,100	$ 231,000	$ 290,900	$ 573,900

Expensed exploration expenditures relate to the costs of locating, defining and evaluating projects that may develop into mineral resources with future economic potential. Exploration activities generally include prospecting, sampling, mapping, drilling, land holding costs and other work related to the search for mineralized material.

Exploration expenditures are capitalized if management determines that the expenditures have a reasonable probability of producing future economic benefits. Acquisition, drilling and assessment costs to further develop mineral resources and proven and probable ore reserves that been determined to have future economic benefits are classified as development costs and capitalized. Work required in ore reserve development may include: infill drilling and sampling; detailed geological and geostatistical modeling; and feasibility study. Capitalized exploration expenditures are classified as investing activities in the statement of cash flows.

Capitalized development costs

Costs incurred to prepare a property for production that are probable of having future economic benefits are capitalized as development costs.

Deferred Stripping Costs: The costs of removing barren waste rock during the pre-production phase of mine development are considered development costs. Pre-production stripping costs are capitalized in property, plant, mine development and mineral interests and amortized using the units-of-production ("UOP") amortization method. Cash flows are included in investing activities.

The costs of removing barren waste rock during the production phase of mining operations are included in the costs of inventory produced in the period in which they are incurred, except when the costs represent a significant future benefit ("betterment") to the mining operation. Betterments occur when the stripping activity provides access to reserves that will be produced in future periods that would not have been accessible without the upfront investment in the waste stripping activity. These costs are capitalized as "production stripping" costs. Production stripping costs are amortized using the UOP amortization method, based on the estimated ore tons contained in the newly accessed in-place proven and probable ore reserves. Cash flows are included in operating activities.

Certain assets are amortized over the tons of ore mined divided by the tons of ore reserves and other assets are amortized over the ounces of gold produced divided by the recoverable ounces of gold reserves. Recoverable gold ounces are calculated by multiplying the estimated recovery rate by the contained ounces of gold reserves. Costs incurred to construct tangible assets are capitalized within property, plant and equipment.

Impairment evaluations

Producing mines, property costs, capitalized exploration, intangible assets and any other significant non-financial assets tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. The assets are grouped at the lowest levels of separately identifiable cash flows (cash generating unit or "CGU") for measuring recoverable amounts. The recoverable amount is the higher of an asset's fair value less selling costs and value-in-use. The value-in-use is the present value of the expected future cash flow of the CGU. Impairment is recognized in the statement of operations for the amount that the asset's carrying amount exceeds its recoverable amount. Impairments are reversed if the conditions that gave rise to the impairment are no longer present and the assets are no longer impaired as a result.

Non-current liabilities

Long-term debt instruments are recorded at amortized cost, net of debt issue costs incurred. Debt issue costs are deferred and amortized using the effective interest rate method.

Revenue recognition

The Company produces gold in doré form and ships the doré to a refinery for further processing. For a financing fee, the Company can sell the gold immediately after acceptance by the refinery. Revenues are recognized when title and risk of ownership passes to the buyer which is determined by the gold sales contract.

Financial instruments

Financial instruments are either recorded at amortized cost or fair value. Held-to-maturity investments, loans and receivables and other financial liabilities are measured at amortized cost. Held-for-trading financial assets and liabilities and available-for-sale financial assets are measured on the balance sheet at fair value. Derivative financial instruments are classified as held-for-trading and are recorded on the balance sheet at fair value unless exempted as a normal purchase and sale arrangement. Changes in fair value of derivative financial instruments are recorded in earnings unless the instruments are designated and meet the requirements for accounting treatment as a hedge. The Company does not designate its derivative contracts as hedges and therefore does not employ hedge accounting treatment. The Company has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies as of the balance sheet date; however, considerable judgment is required to develop these estimates. Realized gains and losses on financial instruments are recorded as a component of operating cash flow.

The three levels of the fair value hierarchy are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

•Level 3 – Inputs that are not based on observable market data.

The following table reflects that the Company's current carrying values have been adjusted to estimated fair value at the end of each period. In all cases estimated fair value and carrying value are the same:

			June 30,	December 31,
			2011	2010
			Estimated	Estimated
	Category	Level	Fair Value	Fair Value

Financial assets:
Cash and cash equivalents	Available-for-sale	n/a	4,555,000	9,593,200
Restricted cash	Loans and receivable	1	5,091,200	5,064,500
Investments	Available-for-sale	1	107,200	-
Total financial assets			9,753,400	14,657,700

Financial liabilities:
Accounts payable and
accrued liabilities	At amortized cost	n/a	5,477,900	2,921,900
Derivative liabilities	Held-for-trading	2	2,752,100	2,531,600
Notes payable	At amortized cost	2	2,842,800	5,240,700
Gold bonds, net of discount	At amortized cost	2	8,346,200	9,859,100
Capital leases	At amortized cost	n/a	2,024,800	896,900
Total financial liabilities			21,443,800	21,450,200

The following table presents the Company's nonfinancial liabilities that were measured at fair value on a nonrecurring basis by level within the fair value hierarchy:

	June 30, 2011	December 31, 2010
	Level 3	Level 3

Liabilities:
Asset retirement obligations	4,609,600	4,619,300

The Company uses the income valuation technique to estimate the fair value of asset retirement obligations ("ARO") using the amounts and timing of expected future dismantlement costs, credit-adjusted risk-free rate and time value of money.  Accordingly, the ARO fair value is based on unobservable pricing inputs and therefore, is included within the Level 3 fair value hierarchy; there were no level 1 or level 2 fair value estimates. See Note 9 for additional information and the ARO rollforward.

Risk management

The Company is exposed to a number of market risks that are part of its normal course of business. The Company has a risk management program managed by senior management and when appropriate the board of directors. Management applies policies approved by the board to identify and manage market risks affecting the Company. As a result, the Company incorporates the use of various financial instruments to manage these risks.

Gold price risk: The Company's primary products are gold and to a lesser extent silver. The value of the Company's assets, its earnings and its operating cash flows are significantly impacted by the market price of gold, which was $1,506 per ounce based on the London PM Fix as of June 30, 2011. The price of gold is influenced by numerous factors beyond the Company's control, including supply and demand, world geopolitical events and economic conditions.

Management and the board of directors have set a gold hedge limit of 50 percent of annual production plus a reserve tail of 25 percent of the life-of-mine production as a cushion for unforeseen production issues. The Company has entered into gold derivative contracts to mitigate the impacts of lower gold prices on its operations. The gold derivative contracts include the purchase of put options and the sale of call options, which in some cases are structured as a collar and forward gold sales, including embedded derivatives in the gold bond financial instrument (the "Gold Bonds"). On December 9, 2009, the Company closed a private placement (the Gold Bond Financing") of $14.5 million of Gold Bonds. The Company fair values its derivative positions and does not employ hedge accounting. All such production commitments are currently less than 10% of future scheduled production. See notes 8 and 12 for more information on gold derivative contracts.

The sensitivity of the Company's financial instruments to gold price changes:

A 10 percent increase in the gold price will increase the derivative liability for the embedded derivative in the gold bonds by $1.1 million. The increase in the derivative liability would be recorded as an unrealized loss on derivatives in the consolidated statement of operations and reduce pre-tax earnings and other comprehensive income by the same amount.

A 10 percent decrease in the gold price will decrease the derivative liability for the embedded derivative in the gold bonds by $1.1 million. The decrease in the derivative liability would be recorded as an unrealized gain on derivatives in the consolidated statement of operations and increase pre-tax earnings and other comprehensive income by the same amount.

Foreign exchange risk: The Company is not significantly impacted by foreign exchange risk. The Company's assets, liabilities, revenues and costs are all primarily denominated in US dollars.

Counterparty credit risk: The Company's sales of gold to third parties expose the Company to the credit risk of nonpayment by the counterparty. The Company manages the counterparty credit risk by monitoring the credit worthiness of our counterparty. The Company sells all of its gold to one counterparty, but at any one time the level of receivable is usually less than two percent of the Company's total revenues. As of June 30, 2011, there were no significant concentrations of counterparty credit risk and no amounts were held as collateral.

Liquidity risk: Liquidity risk represents the risk that the Company cannot fund its current operations. The Company's goal is to maintain sufficient liquidity to fund current operations for the next year after taking into account its current cash and short-term investment balances and cash flows from operations and potential asset sales. The Company believes that its current liquidity position is sufficient to fund the Company's operations for the foreseeable future.

Asset retirement obligations

AROs, environmental reclamation and closure liabilities are recognized at the time of environmental disturbance in amounts equal to the discounted value of expected future reclamation and closure costs. The estimated future cash costs of such liabilities are based primarily upon environmental and regulatory requirements of the various jurisdictions in which we operate. Cash expenditures for environmental remediation and closure are charged as incurred against the accrual.

Share-based compensation

Under the company's common share option program (see Note 20), common share options may be granted to executives, employees, consultants and non-employee directors. Share-based compensation expenses are recorded in the consolidated statements of operations, with a corresponding increase recorded in the contributed surplus account in the consolidated balance sheet.

The expense is based on the fair values of the option at the time of grant and is recognized over the estimated vesting periods of the respective options. Consideration paid to the Company upon exercise of options is credited to share capital. Expense adjustments for terminations during the vesting period are recorded using an estimated forfeiture rate based on historical data and adjusted to actual quarterly.

Income taxes

Income taxes comprise the provision for (or recovery of) taxes actually paid or payable and for future taxes. Future income taxes are computed using the asset and liability method whereby future income tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Future income tax assets and liabilities are computed using income tax rates in effect when the temporary differences are expected to reverse. The effect on the future tax assets and liabilities of a change in tax rates is recognized in the period of rate change. The provision for or the recovery of future taxes is based on the changes in future tax assets and liabilities during the period. In estimating future income tax assets, a valuation allowance is provided to reduce the future tax assets to amounts that are more likely than not to be realized.

Foreign currency translation

The Company operates primarily in the U.S. The functional currency of the Company's U.S. subsidiaries is the USD and the functional currency of Atna Resources Ltd. is the CAD. The carrying value of monetary assets and liabilities are translated to U.S. dollars at the rate of exchange prevailing at the balance sheet date.  Non-monetary assets and liabilities are translated at the rate of exchange prevailing when the assets were acquired or the liabilities assumed.  Revenue and expense items are translated at the average rate of exchange during the period.  All resulting translation gains or losses are included as a separate component of other comprehensive income.

Recently issued Financial Accounting Standards

IFRS 9 – Financial Instruments – On November 12, 2009, the IASB issued IFRS 9 Financial Instruments as the first step in its project to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 retains but simplifies the mixed measurement model and establishes two primary measurement categories for financial assets: amortized cost and fair value. The basis of classification is made at the time the financial asset is initially recognized, namely when the entity becomes a party to the contractual provisions of the instrument.

IFRS 9 amends some of the requirements of IFRS 7 Financial Instruments: Disclosures including added disclosures about investments in equity instruments measured at fair value in other comprehensive income, and guidance on financial liabilities and de-recognition of financial instruments. IFRS 9 must be applied starting January 1, 2013 with early adoption permitted. The Company is currently determining the impact of adopting IFRS 9.

IFRS 10 – Consolidated Financial Statements – On May 12, 2011, the IASB issued IFRS 10 Consolidated Financial Statements, which supersedes SIC-12 Consolidation – Special Purpose Entities.  IFRS 10 establishes principles for the presentation and preparation of consolidated financial statements when an entity controls one or more other entities. It requires a parent entity to present consolidated financial statements, define the principle of control to identify whether it must consolidate an investee, and set out the accounting requirements for the preparation of consolidated financial statements. IFRS 10 must be applied starting January 1, 2013, with early adoption permitted. The Company is currently determining the impact of adopting IFRS 10.

IFRS 11 – Joint Arrangements – On May 12, 2011, the IASB issued IFRS 11 Joint Arrangements, which supersedes SIC-12 Jointly Controlled Entities – Non-Monetary Contributions by Venturers. The core principle of IFRS 11 is that a party to a joint arrangement determines the type of joint arrangement by assessing its rights and obligations and accounts for those rights and obligations, rather than accounting for the legal form of the arrangement.  IFRS 11 must be applied starting January 1, 2013, with early adoption permitted.  The Company is currently determining the impact of adopting IFRS 11.

IFRS 12 – Disclosure of Interests in Other Entities – On May 12, 2011, the IASB issued IFRS 12 Disclosure of Interests in Other Entities. IFRS 12 requires a parent company to disclosure information that enables users of financial statements to evaluate the nature of, and risks associated with, its interests in other entities and the effects of those interests on the its financial position, financial performance and cash flows. IFRS 12 must be applied starting January 1, 2013, with early adoption permitted. The Company is currently determining the impact of adopting IFRS 12.

IFRS 13 – Fair Value Measurement – On May 12, 2011, the IASB issued IFRS 13 Fair Value Measurement. IFRS 13 defines fair value, sets out a single IFRS framework for measuring fair value, and requires disclosures about fair value measurements, based on a fair value hierarchy. IFRS 13 must be applied starting January 1, 2013, with early adoption permitted. The Company is currently determining the impact of adopting IFRS 13.